TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions

	2011	2012	2013
	RMB	RMB	RMB
PRC entities	526,236	608,637	665,131
Non-PRC entities	(58,672)	(42,952)	(64,183)

Total	467,564	565,685	600,948

Schedule of current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income

	2011	2012	2013
	RMB	RMB	RMB
Current income tax expense
PRC entities	84,936	93,081	98,056
Non-PRC entities	—	—	—

Total	84,936	93,081	98,056

Deferred income tax expense (benefit)
PRC entities	(3,880)	2,498	2,252
Non-PRC entities	—	—	—

Total	(3,880)	2,498	2,252

Income tax expense
PRC entities	81,056	95,579	100,308
Non-PRC entities	—	—	—

Total	81,056	95,579	100,308

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2011	2012	2013
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(10)%	(10)%	(10)%
Non-deductibility of expenses incurred outside the PRC	3%	2%	3%
Other permanent differences	—	(1)%	(1)%
Change in valuation allowance	(1)%	1%	—

Effective EIT rate of the Group	17%	17%	17%

Schedule of aggregate amount and per share effect of the tax holidays

	2011	2012	2013
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	46,225	57,889	63,361
Basic net income per share effect	0.81	1.01	1.08
Diluted net income per share effect	0.78	0.97	1.05

Schedule of significant components of deferred tax assets and liabilities

	2012	2013
	RMB	RMB
Deductible temporary differences related to other payables and accruals	7,232	8,712
Deductible temporary differences related to provision for doubtful accounts	1,448	1,062

Total current deferred tax assets	8,680	9,774
Less: Valuation allowance	(37)	(17)

Net current deferred tax assets	8,643	9,757

Tax loss carryforwards	471	4,005

Amount offset by non-current deferred tax liabilities	—	(2,847)

Total non-current deferred tax assets	471	1,158
Less: Valuation allowance	(471)	(526)

Net non-current deferred tax assets	—	632

Total deferred tax assets	8,643	10,389

Taxable temporary differences related to depreciation period	(1,985)	(2,587)
Taxable temporary differences related to subsidy income	—	(6,243)
Amount offset by non-current deferred tax assets	—	2,847

Total non-current deferred tax liabilities	(1,985)	(5,983)

Total deferred tax liabilities	(1,985)	(5,983)

Schedule of movement in valuation allowance

	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of period	1,498	554	508
Additions	—	508	385
Reversals	(944)	(554)	(350)

Balance at end of period	554	508	543